Note 29 - Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
Reconciliation of site restoration provision	2023	2022

Blanket Mine
Balance January 1	2,823	3,159
Unwinding of discount (note 17)	109	132
Change in estimate (Blanket Mine) (note 18)	1,834	(468)
Balance December 31	4,766	2,823

Motapa, Maligreen and Bilboes
Balance January 1	135	135
Change in estimate (Motapa) (note 17)	1,466	–
Change in estimate (Maligreen) (note 17)	152	–
Acquisition - (Bilboes) (note 5)	4,466	–
Balance December 31	6,219	135

Total balance December 31	10,985	2,958

Current	–	–
Non-current	10,985	2,958
	10,985	2,958
Increase in provision as at December 31, 2023
Motapa	1,466
Maligreen	152
1,618